Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Net sales	R$ 10,968,416	R$ 11,552,921
Adjusted EBITDA		4,865,774
Profit (loss) from operating activities	1,775,136	2,259,035
Gross profit	3,160,840	3,823,754
Depreciation, depletion and amortization	2,806,652	2,497,422
Adjustments to EBITDA	R$ (1,643)	109,317
Pulp
Disclosure of operating segments [line items]
Adjusted EBITDA		4,254,146
Information about major customers	12.35		11.05
Paper
Disclosure of operating segments [line items]
Adjusted EBITDA		611,628
Information about major customers	11.70		12.45
Total of products
Disclosure of operating segments [line items]
Net sales	R$ 10,968,416	11,552,921
Market pulp (1)
Disclosure of operating segments [line items]
Net sales	8,345,742	8,611,543
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales	1,770,639	1,879,301
Paperboard
Disclosure of operating segments [line items]
Net sales	843,550	1,051,768
Other
Disclosure of operating segments [line items]
Net sales	R$ 8,485	R$ 10,309
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue	0.50%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.10%	5.80%